TAXES RECEOVERABLE (Tables)	6 Months Ended
Jun. 30, 2023
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	June 30, 2023	December 31, 2022
VAT recoverable	$2,165	$1,385
GST recoverable	37	25
Income taxes recoverable	3,238	2,327
	$5,440	$3,737